Restatement of previously issued financial statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Restatement of previously issued financial statements
Schedule of impact of the restatement on the balance sheets, statements of operations and statements of cash flows

The impact of the restatement on the financial statements for the Affected Quarterly Periods is presented below.

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited condensed balance sheet as of March 31, 2021:

As of March 31, 2021 (unaudited)	As Reported	Adjustment	As Restated
Total assets	$231,036,262	$—	$231,036,262
Total liabilities	$19,386,072	$—	$19,386,072
Class A common stock subject to possible redemption	206,650,180	23,349,820	230,000,000
Preferred stock	—	—	—
Class A common stock	233	(233)	—
Class B common stock	575	—	575
Additional paid-in capital	7,656,106	(7,656,106)	—
Accumulated deficit	(2,656,904)	(15,693,481)	(18,350,385)
Total stockholders’ equity (deficit)	$5,000,010	$(23,349,820)	$(18,349,810)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$231,036,262	$—	$231,036,262
Shares of Class A common stock subject to possible redemption	20,665,018	2,334,982	23,000,000
Shares of Class A common stock	2,334,982	(2,334,982)	—

The impact on the unaudited condensed statement of stockholders’ equity is consistent with the changes to the impacted stockholders’ equity accounts described above.

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited condensed statement of cash flows for the three months ended March 31, 2021:

For the Three Months Ended March 31, 2021 (unaudited)
	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A common stock subject to possible redemption	$5,685,300	$(5,685,300)	$—

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited condensed balance sheet as of June 30, 2021:

As of June 30, 2021 (unaudited)	As Reported	Adjustment	As Restated
Total assets	$230,754,006	$—	$230,754,006
Total liabilities	$25,224,557	$—	$25,224,557
Class A common stock subject to possible redemption	200,529,440	29,470,560	230,000,000
Preferred stock	—	—	—
Class A common stock	295	(295)	—
Class B common stock	575	—	575
Additional paid-in capital	13,776,784	(13,776,784)	—
Accumulated deficit	(8,777,645)	(15,693,481)	(24,471,126)
Total stockholders’ equity (deficit)	$5,000,009	$(29,470,560)	$(24,470,551)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$230,754,006	$—	$230,754,006
Shares of Class A common stock subject to possible redemption	20,052,944	2,947,056	23,000,000
Shares of Class A common stock	2,947,056	(2,947,056)	—

The impact on the unaudited condensed statement of stockholders’ equity is consistent with the changes to the impacted stockholders’ equity accounts described above.

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited condensed statement of cash flows for the six months ended June 30, 2021:

For the Six Months Ended June 30, 2021 (unaudited)
	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A common stock subject to possible redemption	$(435,440)	$435,440	$—

There was no impact to the reported amount of net income (loss) as reported in the condensed statements of operations. The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per common share is presented below for the Affected Quarterly Periods:

	Earnings (Loss) Per Share
	As Previously
	Restated	Adjustment	Restated
For the three months ended March 31, 2021 (unaudited)
Net income	$5,685,300	$—	$5,685,300
Weighted average shares outstanding - Class A common stock	23,000,000	—	23,000,000
Basic and diluted earnings per share - Class A common stock	$—	$0.20	$0.20
Weighted average shares outstanding - Class B common stock	5,750,000	—	5,750,000
Basic and diluted earnings per share - Class B common stock	$0.99	$(0.79)	$0.20
For the three months ended June 30, 2021 (unaudited)
Net loss	$(6,120,741)	$—	$(6,120,741)
Weighted average shares outstanding - Class A common stock	23,000,000	—	23,000,000
Basic and diluted earnings per share - Class A common stock	$—	$(0.21)	$(0.21)
Weighted average shares outstanding - Class B common stock	5,750,000	—	5,750,000
Basic and diluted earnings per share - Class B common stock	$(1.06)	$0.85	$(0.21)
For the six months ended June 30, 2021 (unaudited)
Net loss	$(435,441)	$—	$(435,441)
Weighted average shares outstanding - Class A common stock	23,000,000	—	23,000,000
Basic and diluted earnings per share - Class A common stock	$—	$(0.02)	$(0.02)
Weighted average shares outstanding - Class B common stock	5,750,000	—	5,750,000
Basic and diluted earnings per share - Class B common stock	$(0.08)	$0.06	$(0.02)

The impact of the restatement on the balance sheet, statement of operations and statement of cash flows for the 2020 Affected Periods is presented below:

	As Previously
	Restated on 10-K/A
As of March 13, 2020	Amendment No. 1	Adjustment	As Restated

Total assets	$231,769,236	$—	$231,769,236
Total liabilities	$17,812,302	$—	$17,812,302
Class A common stock subject to possible redemption	208,956,930	21,043,070	230,000,000
Preferred stock	—	—	—
Class A common stock	210	(210)	—
Class B common stock	575	—	575
Additional paid-in capital	5,356,051	(5,356,051)	—
Accumulated deficit	(356,832)	(15,686,809)	(16,043,641)
Total stockholders’ equity (deficit)	$5,000,004	$(21,043,070)	$(16,043,066)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$231,769,236	$—	$231,769,236
Shares of Class A common stock subject to possible redemption	20,895,693	2,104,307	23,000,000
Shares of Class A common stock	2,104,307	(2,104,307)	—

	As Previously
	Restated on 10-K/A
As of December 31,2020	Amendment No. 1	Adjustment	As Restated

Total assets	$231,323,610	$—	$231,323,610
Total liabilities	$25,358,720	$—	$25,358,720
Class A common stock subject to possible redemption	200,964,880	29,035,120	230,000,000
Preferred stock	—	—	—
Class A common stock	290	(290)	—
Class B common stock	575	—	575
Additional paid-in capital	13,341,349	(13,341,349)	—
Accumulated deficit	(8,342,204)	(15,693,481)	(24,035,685)
Total stockholders’ equity (deficit)	$5,000,010	$(29,035,120)	$(24,035,110)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$231,323,610	$—	$231,323,610
Shares of Class A common stock subject to possible redemption	20,096,488	2,903,512	23,000,000
Shares of Class A common stock	2,903,512	(2,903,512)	—

The impact of the restatement on the statement of stockholders’ equity is consistent with the changes to the impacted stockholders’ equity accounts described above.

The impact of the restatement to the previously reported as restated statement of cash flows for the year ended December 31, 2020 is presented below:

	For the Year Ended December 31, 2020
	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A common stock subject to possible redemption	$208,956,930	$(208,956,930)	$—
Change in value of Class A common stock subject to possible redemption	$(7,992,050)	$7,992,050	$—

The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per common share for the year ended December 31, 2020 is presented below:

	Earnings (Loss) Per Share
	As Previously
For the year ended December 31, 2020	Restated	Adjustment	Restated
Net loss	$(8,339,904)	$—	$(8,339,904)
Weighted average shares outstanding - Class A common stock	23,000,000	(4,524,590)	18,475,410
Basic and diluted loss per share - Class A common stock	$—	$(0.35)	$(0.35)
Weighted average shares outstanding - Class B common stock	5,602,459	—	5,602,459
Basic and diluted loss per share - Class B common stock	$(1.49)	$1.14	$(0.35)